Group Income Statement - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Revenue	R 42,645	R 41,733	R 29,245
Cost of sales	(41,927)	(35,489)	(25,908)
Production costs	(33,099)	(29,774)	(22,048)
Amortisation and depreciation	(3,683)	(3,875)	(3,508)
Impairment of assets	(4,433)	(1,124)	0
Other items	(712)	(716)	(352)
Gross profit	718	6,244	3,337
Corporate, administration and other expenditure	(984)	(1,068)	(611)
Exploration expenditure	(214)	(177)	(205)
Gains/(losses) on derivatives	53	1,022	(1,678)
Foreign exchange translation gain/(loss)	(327)	670	(892)
Other operating expenses	(1)	(241)	(309)
Operating profit/(loss)	(755)	6,450	(358)
Gain on bargain purchase	0	303	0
Acquisition-related costs	0	(124)	(45)
Share of profits from associate	63	83	94
Investment income	352	331	375
Finance costs	(718)	(661)	(661)
Profit/(loss) before taxation	(1,058)	6,382	(595)
Taxation	46	(1,258)	(255)
Net profit/(loss) for the year	(1,012)	5,124	(850)
Attributable to:
Non-controlling interest	40	37	28
Owners of the parent	R (1,052)	R 5,087	R (878)
Earnings/(loss) per ordinary share (cents)
Basic earnings/(loss) per share	R (1.72)	R 8.42	R (1.64)
Diluted earnings/(loss) per ordinary share (cents)
Total diluted earnings/(loss) per share	R (1.72)	R 8.25	R (1.66)